Schedule II - Valuation and Qualifying Accounts (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance at Beginning Of Period	$ 22,909,470	$ 20,184,457
Additions Charged to Costs and Expenses	7,025,692	2,725,013
Additions Charged to Other Accounts	(0)	(0)
Deductions	0	0
Balance at End Of Period	$ 29,935,162	$ 22,909,470